SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($) segment	Mar. 04, 2022 USD ($)	Dec. 31, 2019 USD ($)
Accounting Policies [Abstract]
Number of operating segments | segment			1	1
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 5,458		$ 16,146	$ 113,353
Amount of cash held outside of FDIC limit			1,305	4,072
Trade receivables, allowance for credit losses			23	0
Cost of good produced but not yet sold			6,475	1,828
Goodwill impairment			0	0
Advertising expenses			510	181
Net loss	16,318	$ 5,897	40,057	8,657
Accumulated deficit	78,924		62,606	378
Gross proceeds from sale-leaseback transaction	8,100
Convertible debt	10,051		0		$ 10,000
Convertible Debt
Cash and Cash Equivalents [Line Items]
Borrowing capacity under convertible bridge financing facility	20,000				$ 20,000	$ 3,000
Convertible debt	$ 10,000
US
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			1,824	6,097
Foreign
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			$ 14,322	$ 107,256